Hawaii Municipal Bond Fund

(unaudited)

Schedule of Investments

as of September 30, 2024

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.6%
Hawaii — 98.5%
	Hawaii County, GO
$525	5.000%, 09/01/40	$595
1,060	4.000%, 09/01/42	1,082
	Hawaii County, Ser A, GO
825	5.000%, 09/01/30	852
675	5.000%, 09/01/32	697
950	5.000%, 09/01/33	1,000
100	5.000%, 09/01/35	110
345	5.000%, 09/01/36	362
1,500	4.000%, 09/01/35	1,518
165	4.000%, 09/01/36	172
1,500	4.000%, 09/01/40	1,532
	Hawaii County, Ser B, GO
145	4.000%, 09/01/26	148
	Hawaii County, Ser C, GO
125	5.000%, 09/01/27	129
	Hawaii County, Ser D, GO
800	4.000%, 09/01/31	823
	Hawaii State, Airports System Authority, Ser A, RB, AMT
390	5.000%, 07/01/31	411
1,000	5.000%, 07/01/36	1,096
2,040	5.000%, 07/01/41	2,053
1,735	5.000%, 07/01/43	1,787
7,335	5.000%, 07/01/45	7,371
525	5.000%, 07/01/47	556
2,600	5.000%, 07/01/48	2,664
1,500	5.000%, 07/01/51	1,583
2,800	4.000%, 07/01/39	2,804
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	109
1,025	5.000%, 07/01/29	1,138
475	5.000%, 07/01/33	529
325	5.000%, 07/01/34	361
1,000	4.000%, 07/01/37	1,033
260	4.000%, 07/01/39	266

September 30, 2024

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Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Department of Budget & Finance, RB
$2,700	5.000%, 07/01/28	$2,918
1,960	5.000%, 07/01/29	2,155
500	5.000%, 07/01/31	563
1,920	5.000%, 07/01/34	2,213
5,000	5.000%, 07/01/35	5,061
275	4.000%, 01/01/25	275
140	4.000%, 01/01/26	140
665	4.000%, 01/01/27	674
350	4.000%, 01/01/28	356
250	4.000%, 01/01/31	254
270	4.000%, 01/01/32	273
1,200	4.000%, 07/01/43	1,210
435	3.000%, 01/01/34	402
600	3.000%, 01/01/35	547
585	3.000%, 01/01/36	525
	Hawaii State, Department of Budget & Finance, Ser A, RB
75	5.000%, 07/01/29	76
515	5.000%, 07/01/30	522
185	5.000%, 07/01/35	187
1,855	4.000%, 07/01/40	1,856
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
150	5.000%, 11/01/24	150
530	5.000%, 11/01/26	557
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, RB
50	5.000%, 11/01/25	51
680	5.000%, 11/01/29	729
500	5.000%, 11/01/30	535
350	5.000%, 11/01/31	374
	Hawaii State, Department of Hawaiian Home Lands, RB
975	5.000%, 04/01/25	984
75	5.000%, 04/01/26	78
665	5.000%, 04/01/27	705
325	5.000%, 04/01/29	343
910	5.000%, 04/01/30	958
960	5.000%, 04/01/31	1,009
800	5.000%, 04/01/32	840
30	3.000%, 04/01/32	30

September 30, 2024

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Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Department of Transportation, Airports System, COP, AMT
$510	5.250%, 08/01/25	$511
1,080	5.000%, 08/01/27	1,081
2,075	5.000%, 08/01/28	2,077
	Hawaii State, Department of Transportation, RB, AMT
2,070	5.250%, 08/01/26	2,077
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
200	4.000%, 07/01/35	204
820	4.000%, 07/01/36	833
	Hawaii State, Harbor System Revenue, Ser C, RB
1,280	4.000%, 07/01/32	1,358
1,000	4.000%, 07/01/37	1,034
85	4.000%, 07/01/38	87
2,160	4.000%, 07/01/39	2,210
3,405	4.000%, 07/01/40	3,467
	Hawaii State, Highway Revenue, RB
50	5.000%, 01/01/35	56
1,265	5.000%, 01/01/37	1,412
55	5.000%, 01/01/38	61
380	5.000%, 01/01/40	418
1,265	5.000%, 01/01/41	1,387
	Hawaii State, Highway Revenue, Ser A, RB
610	5.000%, 01/01/30	671
1,045	5.000%, 01/01/33	1,046
460	5.000%, 01/01/36	499
720	4.000%, 01/01/32	731
1,250	4.000%, 01/01/34	1,266
1,500	4.000%, 01/01/35	1,518
330	4.000%, 01/01/36	334
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
60	3.300%, 01/01/26	60
	Hawaii State, Housing Finance & Development, Ser A, RB
3,000	4.950%, 04/01/29	3,072
1,780	4.750%, 10/01/27	1,806
4,525	4.000%, 09/01/33	4,528
4,035	3.750%, 01/01/31	4,036
	Hawaii State, Ser ET, GO
40	5.000%, 10/01/25, Pre-Refunded @ 100(A)	41
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	51

September 30, 2024

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Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FG, GO
$125	5.000%, 10/01/28	$131
375	5.000%, 10/01/31	392
	Hawaii State, Ser FH, GO
270	4.000%, 10/01/31	275
	Hawaii State, Ser FK, GO
525	5.000%, 05/01/34	554
1,100	4.000%, 05/01/36	1,116
	Hawaii State, Ser FN-REF, GO
1,100	5.000%, 10/01/29	1,178
915	5.000%, 10/01/30	977
	Hawaii State, Ser FT, GO
215	5.000%, 01/01/30	231
1,215	5.000%, 01/01/31	1,299
400	5.000%, 01/01/36	424
	Hawaii State, Ser FW, GO
620	5.000%, 01/01/33	676
2,040	5.000%, 01/01/37	2,213
2,045	5.000%, 01/01/39	2,202
650	4.000%, 01/01/37	667
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	252
140	5.000%, 07/01/36	163
400	5.000%, 07/01/42	449
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
400	5.000%, 07/01/28	437
1,200	5.000%, 07/01/29	1,338
100	5.000%, 07/01/30	113
400	5.000%, 07/01/34	462
600	5.000%, 07/01/43	677
400	4.000%, 07/01/36	419
1,000	4.000%, 07/01/38	1,042
1,000	4.000%, 07/01/40	1,036
1,000	4.000%, 07/01/44	1,017
2,075	4.000%, 07/01/46	2,083
	Honolulu Hawaii City & County, GO
265	4.000%, 09/01/33	275
200	4.000%, 09/01/43	201
1,085	3.250%, 07/01/35	1,094
200	3.250%, 07/01/36	199
785	3.000%, 07/01/33	778

September 30, 2024

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Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,330	3.000%, 07/01/34	$1,307
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
3,985	5.000%, 06/01/27(B)	4,116
	Honolulu Hawaii City & County, Ser A, GO
500	5.000%, 07/01/31	574
1,080	5.000%, 09/01/32	1,148
1,280	5.000%, 09/01/33	1,360
580	5.000%, 09/01/35	615
1,390	5.000%, 09/01/38	1,483
1,000	5.000%, 07/01/41	1,138
1,100	5.000%, 09/01/42	1,161
1,015	4.000%, 07/01/33	1,085
785	4.000%, 07/01/34	833
1,220	4.000%, 09/01/37	1,231
1,035	4.000%, 07/01/41	1,055
	Honolulu Hawaii City & County, Ser B, GO
85	5.250%, 07/01/45	95
650	5.000%, 07/01/37	740
	Honolulu Hawaii City & County, Ser C, GO
905	5.000%, 08/01/34	993
1,060	5.000%, 07/01/38	1,168
2,400	5.000%, 08/01/44	2,558
620	5.000%, 07/01/45	667
1,000	4.000%, 10/01/32	1,017
2,155	4.000%, 10/01/33	2,190
1,380	4.000%, 08/01/39	1,403
585	4.000%, 07/01/40	594
170	3.000%, 10/01/28	170
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	701
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/32	1,102
175	5.000%, 07/01/33	192
610	5.000%, 07/01/34	713
900	5.000%, 07/01/39	1,044
500	5.000%, 07/01/49	557
2,100	4.000%, 07/01/39	2,148
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
385	5.000%, 07/01/31	400
500	5.000%, 07/01/34	577

September 30, 2024

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Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,545	5.000%, 07/01/36	$1,599
300	5.000%, 07/01/37	318
90	5.000%, 07/01/47	98
2,750	5.000%, 07/01/49	2,898
1,965	4.000%, 07/01/37	2,024
3,000	4.000%, 07/01/38	3,060
945	4.000%, 07/01/39	962
1,000	4.000%, 07/01/44	1,002
2,990	4.000%, 07/01/49	2,943
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
240	5.000%, 07/01/35	249
275	4.000%, 07/01/29	281
115	4.000%, 07/01/32	117
	Kauai County, Community Facilities District, RB
1,300	5.000%, 05/15/49	1,301
1,000	5.000%, 05/15/51	1,008
	Kauai County, GO
175	5.000%, 08/01/26	183
175	5.000%, 08/01/27	187
140	5.000%, 08/01/28	150
25	5.000%, 08/01/30	27
390	5.000%, 08/01/37	412
260	4.000%, 08/01/32	267
135	4.000%, 08/01/33	139
10	3.000%, 08/01/38	10
	Kauai County, Ser A, GO
15	5.000%, 08/01/25	15
	Maui County, GO
500	5.000%, 03/01/29	554
245	5.000%, 09/01/29	268
165	5.000%, 03/01/30	186
1,605	5.000%, 03/01/34	1,825
65	5.000%, 03/01/35	73
60	5.000%, 03/01/36	66
400	5.000%, 03/01/38	450
500	4.000%, 03/01/36	524
675	4.000%, 03/01/37	703
65	3.125%, 06/01/31	65
500	3.000%, 06/01/27	500
400	3.000%, 03/01/31	399
150	3.000%, 09/01/33	148

September 30, 2024

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Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Maui County, RB
$1,020	3.250%, 09/01/36	$1,002
	University of Hawaii, RB
500	5.000%, 10/01/31	522
	University of Hawaii, Ser B, RB
1,510	5.000%, 10/01/34	1,540
1,030	3.000%, 10/01/28	1,034
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	743
325	4.000%, 10/01/33	344
100	3.000%, 10/01/30	99
750	3.000%, 10/01/36	717
	University of Hawaii, Ser E, RB
1,450	5.000%, 10/01/32	1,512
	University of Hawaii, Ser F, RB
600	5.000%, 10/01/33	638
2,425	5.000%, 10/01/35	2,571

		194,501

Oklahoma — 0.0%
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	19
Wisconsin — 0.1%
	Public Finance Authority, Ser A, RB
250	5.000%, 07/01/28(C)	266
TOTAL MUNICIPAL BONDS (Cost $199,624)		194,786

Shares
	CASH EQUIVALENT — 0.6%
	First American Treasury Obligations Fund, Cl X, 4.79% (D)
1,097,903	(Cost $1,098)	1,098
TOTAL INVESTMENTS (Cost $200,722) —99.2%		$195,884

  Percentages are based on Net Assets of $197,553 (000).

September 30, 2024

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Hawaii Municipal Bond Fund

(unaudited)

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At September 30, 2024, these securities amounted to $266($ Thousands), representing 0.13% of net assets of the Fund.

(D)	The rate reported is the 7-day effective yield as of September 30, 2024.

AMT—Alternative Minimum Tax
Cl—Class
COP—Certificate of Participation
FHLMC— Federal Home Loan Mortgage Corporation
GO—General Obligation
HUD SECT 8— Department of Housing and Urban Development Section 8
RB—Revenue Bond
Ser—Series

Cost figures are shown in thousands.

BSF-QH-001-4300

September 30, 2024

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